Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (142,732)
Carrying amount	(79,577)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(14,477)
Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(28,615)
Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(60,787)
Over 5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(38,853)
Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(142,732)
Carrying amount	(79,577)
Borrowings | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(14,477)
Borrowings | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(28,615)
Borrowings | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(60,787)
Borrowings | Over 5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (38,853)